Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0000721291
COPLEY FUND INC /NV/ (Prospectus Summary) | COPLEY FUND INC /NV/
Risk/Return:		rr_RiskReturnAbstract
Risk/Return, Heading		rr_RiskReturnHeading	COPLEY FUND, INC.
Investment Objective, Heading		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary		rr_ObjectivePrimaryTextBlock	The Fund seeks to generate and accumulate dividend income.
Expense, Heading		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	none
Expense Example, Heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Fund's operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed.

Expense Example, By Year, Caption		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 90% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Fund invests, in stocks from a variety of industries included in the energy, communication, financial, pharmaceutical, insurance, retail and pipeline sectors. These are some of the sectors within the economy which the Adviser believes will contain companies which pay relatively high dividends which are increased on a regular and consistent basis.

Risk, Heading		rr_RiskHeading	Principal Investment Risks
Risk, Narrative		rr_RiskNarrativeTextBlock

The Fund invests primarily in equity securities that fluctuate in value. Political and economic news and events can influence market wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Fund invests primarily in companies that pay dividends. There is a risk that these companies could stop paying dividends. The Fund often invests a significant portion of its assets in public utility companies. This results in the Fund's performance being closely tied to conditions affecting that industry such as interest rate sensitivity, regulatory changes, environmental issues, natural gas and coal prices and the risks associated with the operation of nuclear power plants. Shareholder would lose money if the Fund were to be held liable for any federal accumulated earnings tax. The Fund is not a regulated investment company (RIC). Hence, it is liable for taxes which are payable from Fund assets. Loss of money is a risk of investing in the Fund.

Risk, Lose Money		rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The information in the bar chart and table that follows provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 years and for the life of the Fund compare to those of broad measures of market performance.

The Fund's past performance (after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table that follows provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years and for the life of the Fund compare to those of broad measures of market performance.
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing		rr_BarChartClosingTextBlock

During the ten-year period shown in the above chart, the highest quarterly return was 10.52% (for the quarter ended March 31, 2013) and the lowest quarterly return was (18.28)% (for the quarter ended December 31, 2007).

Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes		rr_IndexNoDeductionForFeesExpensesTaxes	reflect no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate and do not include the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table, One Class of after Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	Your actual after-tax returns depend on your tax situation and may differ from those shown.
Performance Table, Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Redemption” may be greater than the “Return Before Taxes” because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.
Performance Table, Narrative		rr_PerformanceTableNarrativeTextBlock

Please note that the performance figures for years prior to 2007/2008 are consistent with the information furnished in prior reports and do not reflect an adjustment for the SEC-mandated change in calculation of the Fund's tax reserve in 2007.

The following table shows the Fund's average annual returns (after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2014. The index information is intended to permit you to compare the Fund's performance to a broad measure of market performance.

After-tax returns are calculated using the highest individual federal marginal income tax rate and do not include the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Redemption” may be greater than the “Return Before Taxes” because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

Performance Table, Closing		rr_PerformanceTableClosingTextBlock	The Fund has a policy not to make distributions.
COPLEY FUND INC /NV/ (Prospectus Summary) | COPLEY FUND INC /NV/ | S&P 500 Index
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, Label		rr_AverageAnnualReturnLabel	S&P 500 Index Comparative Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.67%
COPLEY FUND INC /NV/ (Prospectus Summary) | COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed) on Shares Held Less Than 10 Days		rr_RedemptionFeeOverRedemption	2.00%
Management Fees		rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Net deferred taxes	[1]	rr_Component1OtherExpensesOverAssets	3.15%
Operating Division Expenses		rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses		rr_OtherExpensesOverAssets	4.30%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.03%
Fee Waiver	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	4.94%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 29, 2016
Expense Example, With Redemption, 1 Year		rr_ExpenseExampleYear01	$ 494
Expense Example, With Redemption, 3 Years		rr_ExpenseExampleYear03	1,500
Expense Example, With Redemption, 5 Years		rr_ExpenseExampleYear05	2,505
Expense Example, With Redemption, 10 Years		rr_ExpenseExampleYear10	$ 5,015
Annual Return 2005		rr_AnnualReturn2005	5.89%
Annual Return 2006		rr_AnnualReturn2006	19.70%
Annual Return 2007		rr_AnnualReturn2007	(10.83%)
Annual Return 2008		rr_AnnualReturn2008	(15.60%)
Annual Return 2009		rr_AnnualReturn2009	2.36%
Annual Return 2010		rr_AnnualReturn2010	7.04%
Annual Return 2011		rr_AnnualReturn2011	12.96%
Annual Return 2012		rr_AnnualReturn2012	4.89%
Annual Return 2013		rr_AnnualReturn2013	18.08%
Annual Return 2014		rr_AnnualReturn2014	14.24%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	10.52%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2007
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.28%)
Average Annual Returns, Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	14.24%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.34%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	5.27%

[1]	The components of the net deferred taxes consist of deferred tax of $2,252,695, or 3.15% of average net assets.
[2]	The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to waive $60,000 of its fee. This agreement is effective for the period from March 1, 2015 through February 29, 2016. After February 29, 2016 the Adviser or the Fund can choose not to continue the agreement.
[3]	In comparing the Copley Fund to other mutual funds investors should consider the Fund's unique tax characteristics related to the accrual of deferred taxes. Please see 'Tax on Unrealized Appreciation' on page 9. The Fund is required to include deferred taxes in calculating its expense ratio even though they are not currently payable. The Fund's total annual operating expense ratio after advisory fee waiver and without the inclusion of net regular and deferred taxes is 1.79%.